PLEDGED ASSETS	12 Months Ended
Dec. 31, 2020
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets [Text Block]

NOTE 5. PLEDGED ASSETS

Assets Pledged to Counterparties

The table below summarizes our assets pledged as collateral under our repurchase agreements and derivative agreements by type, including securities pledged related to securities sold but not yet settled, as of December 31, 2020 and 2019.

(in thousands)
	December 31, 2020			December 31, 2019
	Repurchase	Derivative		Repurchase	Derivative
Assets Pledged to Counterparties	Agreements	Agreements	Total	Agreements	Agreements	Total
PT RMBS - fair value	$3,692,811	$-	$3,692,811	$3,500,394	$-	$3,500,394
Structured RMBS - fair value	27,095	-	27,095	83,960	-	83,960
Accrued interest on pledged securities	9,636	-	9,636	12,367	-	12,367
Restricted cash	58,829	20,534	79,363	65,851	19,034	84,885
Total	$3,788,371	$20,534	$3,808,905	$3,662,572	$19,034	$3,681,606

Assets Pledged from Counterparties

The table below summarizes our assets pledged to us from counterparties under our repurchase agreements and derivative agreements as of December 31, 2020 and 2019.

(in thousands)
	December 31, 2020			December 31, 2019
	Repurchase	Derivative		Repurchase	Derivative
Assets Pledged to Orchid	Agreements	Agreements	Total	Agreements	Agreements	Total
Cash	$120	$6,083	$6,203	$1,418	$-	$1,418
U.S. Treasury securities - fair value	253	-	253	-	-	-
Total	$373	$6,083	$6,456	$1,418	$-	$1,418
PT RMBS and U.S. Treasury securities received as margin under our repurchase agreements are not recorded in the balance sheets because the counterparty retains ownership of the security. Cash received as margin is recognized in cash and cash equivalents with a corresponding amount recognized as an increase in repurchase agreements or other liabilities in the balance sheets.